Exhibit 99
Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	November 2017
Payment Date	12/15/2017
Transaction Month	20
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,420,298,372.26	56,550	56.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$288,300,000.00	0.63000%	May 15, 2017
Class A-2a Notes	$275,000,000.00	1.080%	March 15, 2019
Class A-2b Notes	$185,200,000.00	1.560%	March 15, 2019
Class A-3 Notes	$382,000,000.00	1.330%	October 15, 2020
Class A-4 Notes	$120,480,000.00	1.520%	August 15, 2021
Class B Notes	$39,510,000.00	1.850%	September 15, 2021
Class C Notes	$26,340,000.00	2.140%	October 15, 2022
Total	$1,316,830,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,685,826.17

Principal:
Principal Collections	$19,120,708.24
Prepayments in Full	$10,612,612.48
Liquidation Proceeds	$467,364.19
Recoveries	$80,696.18
Sub Total	$30,281,381.09
Collections	$31,967,207.26

Purchase Amounts:
Purchase Amounts Related to Principal	$111,500.78
Purchase Amounts Related to Interest	$281.65
Sub Total	$111,782.43

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$32,078,989.69

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	November 2017
Payment Date	12/15/2017
Transaction Month	20
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$32,078,989.69
Servicing Fee	$595,751.71	$595,751.71	$0.00	$0.00	$31,483,237.98
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$31,483,237.98
Interest - Class A-2a Notes	$36,448.72	$36,448.72	$0.00	$0.00	$31,446,789.26
Interest - Class A-2b Notes	$35,462.50	$35,462.50	$0.00	$0.00	$31,411,326.76
Interest - Class A-3 Notes	$423,383.33	$423,383.33	$0.00	$0.00	$30,987,943.43
Interest - Class A-4 Notes	$152,608.00	$152,608.00	$0.00	$0.00	$30,835,335.43
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,835,335.43
Interest - Class B Notes	$60,911.25	$60,911.25	$0.00	$0.00	$30,774,424.18
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,774,424.18
Interest - Class C Notes	$46,973.00	$46,973.00	$0.00	$0.00	$30,727,451.18
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$30,727,451.18
Regular Principal Payment	$28,036,667.90	$28,036,667.90	$0.00	$0.00	$2,690,783.28
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,690,783.28
Residual Released to Depositor	$0.00	$2,690,783.28	$0.00	$0.00	$0.00
Total		$32,078,989.69

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$28,036,667.90
Total					$28,036,667.90
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$16,753,767.22	$60.92	$36,448.72	$0.13	$16,790,215.94	$61.05
Class A-2b Notes	$11,282,900.68	$60.92	$35,462.50	$0.19	$11,318,363.18	$61.11
Class A-3 Notes	$0.00	$0.00	$423,383.33	$1.11	$423,383.33	$1.11
Class A-4 Notes	$0.00	$0.00	$152,608.00	$1.27	$152,608.00	$1.27
Class B Notes	$0.00	$0.00	$60,911.25	$1.54	$60,911.25	$1.54
Class C Notes	$0.00	$0.00	$46,973.00	$1.78	$46,973.00	$1.78
Total	$28,036,667.90	$21.29	$755,786.80	$0.57	$28,792,454.70	$21.86

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	November 2017
Payment Date	12/15/2017
Transaction Month	20

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$40,498,573.15	0.1472675	$23,744,805.93	0.0863447
Class A-2b Notes	$27,273,948.17	0.1472675	$15,991,047.49	0.0863447
Class A-3 Notes	$382,000,000.00	1.0000000	$382,000,000.00	1.0000000
Class A-4 Notes	$120,480,000.00	1.0000000	$120,480,000.00	1.0000000
Class B Notes	$39,510,000.00	1.0000000	$39,510,000.00	1.0000000
Class C Notes	$26,340,000.00	1.0000000	$26,340,000.00	1.0000000
Total	$636,102,521.32	0.4830559	$608,065,853.42	0.4617649

Pool Information
Weighted Average APR	2.846%	2.844%
Weighted Average Remaining Term	40.48	39.65
Number of Receivables Outstanding	40,228	39,409
Pool Balance	$714,902,046.04	$684,107,068.13
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$666,061,043.08	$637,562,450.51
Pool Factor	0.5033464	0.4816643

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,101,491.86
Targeted Credit Enhancement Amount	$10,261,606.02
Yield Supplement Overcollateralization Amount	$46,544,617.62
Targeted Overcollateralization Amount	$76,041,214.71
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$76,041,214.71

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,101,491.86
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,101,491.86
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,101,491.86

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	November 2017
Payment Date	12/15/2017
Transaction Month	20
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		92	$482,792.22
(Recoveries)		67	$80,696.18
Net Loss for Current Collection Period			$402,096.04
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6749%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.7109%
Second Prior Collection Period			0.7725%
Prior Collection Period			0.7602%
Current Collection Period			0.6898%
Four Month Average (Current and Prior Three Collection Periods)			0.7333%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,913	$8,584,019.21
(Cumulative Recoveries)			$753,337.80
Cumulative Net Loss for All Collection Periods			$7,830,681.41
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5513%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,487.20
Average Net Loss for Receivables that have experienced a Realized Loss			$4,093.40

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.38%	450	$9,414,696.23
61-90 Days Delinquent	0.19%	59	$1,285,210.83
91-120 Days Delinquent	0.04%	12	$269,638.48
Over 120 Days Delinquent	0.08%	25	$517,508.37
Total Delinquent Receivables	1.68%	546	$11,487,053.91

Repossession Inventory:
Repossessed in the Current Collection Period		24	$605,432.43
Total Repossessed Inventory		46	$1,085,136.65

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1903%
Prior Collection Period			0.2014%
Current Collection Period			0.2436%
Three Month Average			0.2117%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3029%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	November 2017
Payment Date	12/15/2017
Transaction Month	20

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer